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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 77.3%
Dividend Income 4.2%
Columbia Dividend Income Fund, Class I Shares (a)	878,946	$15,706,759
Columbia Dividend Opportunity Fund, Class I Shares (a)	1,059,196	11,047,414
Total		26,754,173
International 19.5%
Columbia Acorn International, Class I Shares (a)	94,522	4,540,859
Columbia Emerging Markets Fund, Class I Shares (a)	2,357,235	24,326,661
Columbia European Equity Fund, Class I Shares (a)	6,349,418	48,128,587
Columbia Greater China Fund, Class I Shares (a)	211,911	11,765,274
Columbia Pacific/Asia Fund, Class I Shares (a)	3,751,866	34,892,355
Total		123,653,736
Real Estate 1.9%
Columbia Real Estate Equity Fund, Class I Shares (a)	822,083	12,175,051
U.S. Large Cap 35.8%
Columbia Contrarian Core Fund, Class I Shares (a)	2,455,022	50,720,760
Columbia Diversified Equity Income Fund, Class I Shares (a)	1,328,241	17,134,303
Columbia Large Cap Core Fund, Class I Shares (a)	1,770,257	26,677,772
Columbia Large Cap Growth Fund, Class I Shares (a)	577,307	19,628,447
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,076,388	33,467,145
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,032,361	20,221,991
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,891,914	35,416,632
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,116,216	23,351,238
Total		226,618,288
U.S. Mid Cap 11.5%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,037,270	34,862,636
Columbia Mid Cap Value Fund, Class I Shares (a)	853,783	15,854,762
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	1,983,800	21,960,665
Total		72,678,063
U.S. Small Cap 4.4%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	762,829	6,316,224

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	206,240	$4,782,706
Columbia Small Cap Core Fund, Class I Shares (a)	486,630	10,248,428
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	170,843	6,328,036
Total		27,675,394
Total Equity Funds (Cost: $352,928,805)		$489,554,705

Fixed-Income Funds 14.0%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	542,246	$6,284,634
High Yield 4.7%
Columbia High Yield Bond Fund, Class I Shares (a)	3,116,511	9,318,367
Columbia Income Opportunities Fund, Class I Shares (a)	2,014,514	20,306,301
Total		29,624,668
Investment Grade 8.3%
Columbia Corporate Income Fund, Class I Shares (a)	3,006,252	30,994,458
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,952,635	21,620,914
Total		52,615,372
Total Fixed-Income Funds (Cost: $86,460,813)		$88,524,674

Alternative Investment Funds 5.1%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	607,179	$6,071,789
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	1,190,392	12,272,945
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	475,248	4,800,000
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	708,631	5,895,813
Columbia Flexible Capital Income Fund, Class I Shares(a)	264,257	3,250,364
Total Alternative Investment Funds (Cost: $31,589,759)		$32,290,911

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	21,750,802	$21,750,802
Total Money Market Funds (Cost: $21,750,802)		$21,750,802
Total Investments
(Cost: $492,730,179) (d)		$632,121,092(e)
Other Assets and Liabilities		1,216,754
Net Assets		$633,337,846

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $1,488,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	123	USD	15,822,720	December 2013	672,509	—
S&P 500 EMINI	198	USD	17,334,900	December 2013	592,525	—
Total					1,265,034	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	6,110,107	(14,222)	(35)	6,095,850	—	—	6,071,789
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	10,428,525	1,613,070	(28,891)	669	12,013,373	—	—	12,272,945
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	5,334,729	4,855,052	(5,547,527)	157,746	4,800,000	—	—	4,800,000
Columbia Acorn International, Class I Shares	3,690,678	49,236	(198,464)	49,245	3,590,695	—	—	4,540,859
Columbia Commodity Strategy Fund, Class I Shares	—	6,067,168	(16,739)	376	6,050,805	—	—	5,895,813
Columbia Contrarian Core Fund, Class I Shares	34,611,910	1,300,037	(2,667,910)	261,415	33,505,452	—	—	50,720,760
Columbia Corporate Income Fund, Class I Shares	30,537,906	5,424,140	(5,975,883)	135,181	30,121,344	—	184,594	30,994,458
Columbia Diversified Equity Income Fund, Class I Shares	10,872,643	334,709	(1,433,589)	609,442	10,383,205	—	55,049	17,134,303
Columbia Dividend Income Fund, Class I Shares	12,623,770	442,942	(1,218,407)	234,217	12,082,522	—	81,881	15,706,759
Columbia Dividend Opportunity Fund, Class I Shares	11,167,781	286,958	(7,023,733)	3,245,891	7,676,897	—	84,413	11,047,414
Columbia Emerging Markets Bond Fund, Class I Shares	—	6,052,777	(10,163)	153	6,042,767	—	54,195	6,284,634
Columbia Emerging Markets Fund, Class I Shares	21,250,020	512,153	(202,301)	(16,238)	21,543,634	—	—	24,326,661
Columbia European Equity Fund, Class I Shares	38,773,787	89,211	(5,086,570)	1,196,722	34,973,150	—	—	48,128,587
Columbia Flexible Capital Income Fund, Class I Shares	2,588,587	104,798	(76,362)	12,709	2,629,732	—	29,899	3,250,364
Columbia Greater China Fund, Class I Shares	15,448,229	328,623	(6,013,425)	556,252	10,319,679	—	—	11,765,274
Columbia High Yield Bond Fund, Class I Shares	—	9,316,912	(2,099)	(39)	9,314,774	—	94,698	9,318,367
Columbia Income Opportunities Fund, Class I Shares	16,852,840	2,364,498	(84,338)	13,709	19,146,709	—	192,368	20,306,301
Columbia Large Cap Core Fund, Class I Shares	21,130,958	4,193,366	(1,132,766)	147,081	24,338,639	—	—	26,677,772

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Large Cap Growth Fund, Class I Shares	10,603,738	6,872	(625,299)	141,299	10,126,610	—	—	19,628,447
Columbia Large Core Quantitative Fund, Class I Shares	21,086,161	379,947	(1,351,094)	125,567	20,240,581	—	—	33,467,145
Columbia Large Growth Quantitative Fund, Class I Shares	15,115,258	84,215	(606,925)	231,706	14,824,254	—	—	20,221,991
Columbia Mid Cap Growth Fund, Class I Shares	38,291,293	22,316	(12,343,449)	908,784	26,878,944	—	—	34,862,636
Columbia Mid Cap Value Fund, Class I Shares	15,479,714	176,684	(4,618,522)	877,790	11,915,666	—	24,039	15,854,762
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,672,069	65,390	(2,441,083)	1,314,709	11,611,085	—	—	21,960,665
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	3,536,431	14,716	(663,406)	397,573	3,285,314	—	—	6,316,224
Columbia Pacific/Asia Fund, Class I Shares	30,141,151	2,341,204	(4,274,757)	752,429	28,960,027	—	—	34,892,355
Columbia Real Estate Equity Fund, Class I Shares	8,313,334	1,320,694	(393,696)	206,534	9,446,866	—	74,124	12,175,051
Columbia Select Large Cap Growth Fund, Class I Shares	27,192,830	2,868	(4,287,566)	868,024	23,776,156	—	—	35,416,632
Columbia Select Large-Cap Value Fund, Class I Shares	17,312,658	542,015	(1,494,825)	460,927	16,820,775	—	—	23,351,238
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,160,623	303	(815,743)	203,379	3,548,562	—	—	4,782,706
Columbia Short-Term Cash Fund	5,165,113	31,999,599	(15,413,910)	—	21,750,802	—	3,340	21,750,802
Columbia Small Cap Core Fund, Class I Shares	8,967,395	20,291	(1,153,676)	156,015	7,990,025	—	—	10,248,428
Columbia Small Cap Growth Fund I, Class I Shares	10,956,818	2,883	(5,986,686)	117,052	5,090,067	—	—	6,328,036
Columbia U.S. Government Mortgage Fund, Class I Shares	26,652,053	1,196,192	(5,953,630)	(59,397)	21,835,218	—	186,207	21,620,914
Total	490,959,002	87,621,946	(99,157,656)	13,306,887	492,730,179	—	1,064,807	632,121,092

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $492,730,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$139,784,000
Unrealized Depreciation	(393,000)
Net Unrealized Appreciation	$139,391,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	489,554,705	—	—	489,554,705
Fixed-Income Funds	88,524,674	—	—	88,524,674
Alternative Investment Funds	32,290,911	—	—	32,290,911
Money Market Funds	21,750,802	—	—	21,750,802
Total Mutual Funds	632,121,092	—	—	632,121,092
Investments in Securities	632,121,092	—	—	632,121,092
Derivatives
Assets
Futures Contracts	1,265,034	—	—	1,265,034
Total	633,386,126	—	—	633,386,126

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 17.7%
Dividend Income 3.1%
Columbia Dividend Income Fund, Class I Shares (a)	388,753	$6,947,015
Columbia Dividend Opportunity Fund, Class I Shares (a)	341,740	3,564,344
Total		10,511,359
International 4.1%
Columbia Acorn International, Class I Shares (a)	10,575	508,008
Columbia Emerging Markets Fund, Class I Shares (a)	245,065	2,529,074
Columbia European Equity Fund, Class I Shares (a)	794,111	6,019,364
Columbia Pacific/Asia Fund, Class I Shares (a)	536,083	4,985,568
Total		14,042,014
U.S. Large Cap 8.7%
Columbia Contrarian Core Fund, Class I Shares (a)	371,884	7,683,132
Columbia Large Cap Core Fund, Class I Shares (a)	110,815	1,669,978
Columbia Large Cap Growth Fund, Class I Shares (a)	124,770	4,242,194
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,035,471	8,501,215
Columbia Large Growth Quantitative Fund, Class I Shares (a)	770,902	7,670,469
Total		29,766,988
U.S. Mid Cap 1.2%
Columbia Mid Cap Value Fund, Class I Shares (a)	225,498	4,187,505
U.S. Small Cap 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)	100,557	2,117,733
Total Equity Funds (Cost: $47,192,247)		$60,625,599

Fixed-Income Funds 66.4%
Convertible 1.0%
Columbia Convertible Securities Fund, Class I Shares (a)	192,057	$3,410,926
Emerging Markets 4.2%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,254,370	14,538,146

	Shares	Value

Fixed-Income Funds (continued)
High Yield 2.1%
Columbia Income Opportunities Fund, Class I Shares (a)	729,786	$7,356,249
Inflation Protected Securities 4.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,564,698	15,302,747
International 0.3%
Columbia International Bond Fund, Class I Shares (a)	85,864	952,231
Investment Grade 54.3%
Columbia Corporate Income Fund, Class I Shares (a)	5,624,181	57,985,307
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,241,364	32,575,709
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	13,164,728	72,011,060
Columbia U.S. Treasury Index Fund, Class I Shares (a)	2,138,137	23,904,377
Total		186,476,453
Total Fixed-Income Funds (Cost: $227,519,302)		$228,036,752

Alternative Investment Funds 10.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	67,824	$678,239
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	496,983	5,123,897
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	747,042	7,545,127
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	1,489,901	15,047,994
Columbia Flexible Capital Income Fund, Class I Shares(a)	552,850	6,800,052
Total Alternative Investment Funds (Cost: $33,760,138)		$35,195,309

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	18,560,669	$18,560,669
Total Money Market Funds (Cost: $18,560,669)		$18,560,669
Total Investments
(Cost: $327,032,356) (d)		$342,418,329(e)
Other Assets and Liabilities		745,602
Net Assets		$343,163,931

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $970,475 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	83	USD	7,266,650	December 2013	248,382	—
E-Mini S&P Mid-Cap 400 Index	73	USD	9,390,720	December 2013	399,131	—
U.S. Treasury Long Bond, 20-year	13	USD	1,752,562	December 2013	53,396	—
U.S. Treasury Note, 10-year	133	USD	16,938,798	December 2013	459,310	—
Total					1,160,219	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	4,874	721,448	(38,775)	(284)	687,263	—	—	678,239
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	5,021,136	352,322	—	(356,214)	6,000	5,023,244	—	—	5,123,897
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,879,989	300,047	—	(708,628)	12,542	7,483,950	—	—	7,545,127
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	7,811,945	8,046,837	686,187	(1,576,450)	31,679	15,000,198	—	—	15,047,994
Columbia Acorn International, Class I Shares	493,592	15,223	—	(111,250)	8,400	405,965	—	5,755	508,008
Columbia Contrarian Core Fund, Class I Shares	5,707,870	1,465,206	—	(2,445,217)	883,704	5,611,563	—	—	7,683,132
Columbia Convertible Securities Fund, Class I Shares	3,275,098	74,932	759,237	(1,930,162)	539,068	2,718,173	—	68,486	3,410,926
Columbia Corporate Income Fund, Class I Shares	59,263,940	5,196,880	1,108,571	(9,504,608)	291,052	56,355,835	—	1,490,198	57,985,307
Columbia Dividend Income Fund, Class I Shares	6,395,874	218,773	—	(1,650,641)	321,599	5,285,605	—	120,643	6,947,015
Columbia Dividend Opportunity Fund, Class I Shares	6,224,199	200,530	—	(4,831,934)	1,274,960	2,867,755	—	76,793	3,564,344
Columbia Emerging Markets Bond Fund, Class I Shares	15,410,247	830,446	986,086	(3,431,230)	254,444	14,049,993	—	634,462	14,538,146
Columbia Emerging Markets Fund, Class I Shares	2,629,056	390,813	—	(652,563)	44,796	2,412,102	—	—	2,529,074
Columbia European Equity Fund, Class I Shares	5,499,097	167,460	—	(1,707,339)	450,896	4,410,114	—	—	6,019,364
Columbia Flexible Capital Income Fund, Class I Shares	6,238,751	312,303	—	(1,194,743)	209,171	5,565,482	—	195,244	6,800,052
Columbia Income Opportunities Fund, Class I Shares	—	8,042,387	1,826,963	(3,096,132)	571,119	7,344,337	—	145,025	7,356,249
Columbia Inflation Protected Securities Fund, Class I Shares	16,917,420	651,877	—	(1,504,407)	37,293	16,102,183	—	75,333	15,302,747

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Merger ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia International Bond Fund, Class I Shares	—	3,703	1,075,673	(122,267)	(1,636)	955,473	—	3,422	952,231
Columbia Large Cap Core Fund, Class I Shares	1,626,310	288,212	—	(449,435)	38,402	1,503,489	261,003	3,229	1,669,978
Columbia Large Cap Growth Fund, Class I Shares	3,163,286	243,004	—	(1,212,139)	669,910	2,864,061	—	—	4,242,194
Columbia Large Core Quantitative Fund, Class I Shares	7,773,352	393,257	—	(2,544,510)	794,598	6,416,697	—	—	8,501,215
Columbia Large Growth Quantitative Fund, Class I Shares	7,883,066	329,368	—	(2,332,993)	518,000	6,397,441	—	—	7,670,469
Columbia Limited Duration Credit Fund, Class I Shares	33,008,959	793,405	4,831,415	(7,603,720)	892,171	31,922,230	—	594,431	32,575,709
Columbia Mid Cap Growth Fund, Class I Shares	4,300,392	74,223	—	(4,917,707)	543,092	—	—	—	—
Columbia Mid Cap Value Fund, Class I Shares	4,001,790	133,424	—	(1,237,000)	251,144	3,149,358	16,244	26,185	4,187,505
Columbia Pacific/Asia Fund, Class I Shares	4,871,875	170,196	—	(948,949)	133,607	4,226,729	—	57,976	4,985,568
Columbia Short-Term Bond Fund, Class I Shares	—	—	2,347,923	(2,446,951)	99,028	—		696	—
Columbia Short-Term Cash Fund	8,880,035	36,786,877	1,286,385	(28,392,628)	—	18,560,669	—	11,291	18,560,669
Columbia Small Cap Core Fund, Class I Shares	2,269,369	69,834	—	(810,151)	112,317	1,641,369	—	—	2,117,733
Columbia U.S. Government Mortgage Fund, Class I Shares	79,034,500	2,432,563	3,543,442	(12,082,512)	22,818	72,950,811	—	1,517,672	72,011,060
Columbia U.S. Treasury Index Fund, Class I Shares	24,703,222	646,673	2,470,314	(2,731,035)	31,093	25,120,267	—	261,439	23,904,377
Total	330,284,370	68,635,649	21,643,644	(102,572,290)	9,040,983	327,032,356	277,247	5,288,280	342,418,329

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $327,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,353,000
Unrealized Depreciation	(2,967,000)
Net Unrealized Appreciation	$15,386,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	60,625,599	—	—	60,625,599
Fixed-Income Funds	228,036,752	—	—	228,036,752
Alternative Investment Funds	35,195,309	—	—	35,195,309
Money Market Funds	18,560,669	—	—	18,560,669
Total Mutual Funds	342,418,329	—	—	342,418,329
Investments in Securities	342,418,329	—	—	342,418,329
Derivatives
Assets
Futures Contracts	1,160,219	—	—	1,160,219
Total	343,578,548	—	—	343,578,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 48.8%
Dividend Income 4.5%
Columbia Dividend Income Fund, Class I Shares (a)	2,330,676	$41,649,184
Columbia Dividend Opportunity Fund, Class I Shares (a)	3,216,903	33,552,290
Total		75,201,474
International 11.0%
Columbia Acorn International, Class I Shares (a)	133,634	6,419,789
Columbia Emerging Markets Fund, Class I Shares (a)	2,929,845	30,235,996
Columbia European Equity Fund, Class I Shares (a)	10,644,015	80,681,635
Columbia Pacific/Asia Fund, Class I Shares (a)	7,024,538	65,328,203
Total		182,665,623
U.S. Large Cap 22.7%
Columbia Contrarian Core Fund, Class I Shares (a)	5,377,337	111,095,786
Columbia Large Cap Core Fund, Class I Shares (a)	1,807,012	27,231,663
Columbia Large Cap Growth Fund, Class I Shares (a)	866,753	29,469,587
Columbia Large Core Quantitative Fund, Class I Shares (a)	8,782,887	72,107,505
Columbia Large Growth Quantitative Fund, Class I Shares (a)	5,551,431	55,236,742
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,485,977	46,537,498
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,765,977	36,944,231
Total		378,623,012
U.S. Mid Cap 7.6%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,748,844	58,778,671
Columbia Mid Cap Value Fund, Class I Shares (a)	1,580,057	29,341,654
Columbia Mid Cap Value Opportunity Fund, Class I Shares (a)	3,388,527	37,510,993
Total		125,631,318
U.S. Small Cap 3.0%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	728,297	16,889,212
Columbia Small Cap Core Fund, Class I Shares (a)	1,200,652	25,285,725
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	225,014	8,334,518
Total		50,509,455
Total Equity Funds (Cost: $587,823,956)		$812,630,882

	Shares	Value

Fixed-Income Funds 43.9%
Convertible 2.5%
Columbia Convertible Securities Fund, Class I Shares (a)	2,340,209	$41,562,120
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,568,510	29,769,032
High Yield 6.4%
Columbia Income Opportunities Fund, Class I Shares (a)	10,652,393	107,376,124
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,475,540	14,430,777
Investment Grade 32.3%
Columbia Corporate Income Fund, Class I Shares (a)	11,536,086	118,937,047
Columbia Intermediate Bond Fund, Class I Shares (a)	26,796,635	244,385,314
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,616,118	36,341,990
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	25,386,952	138,866,624
Total		538,530,975
Total Fixed-Income Funds (Cost: $715,388,162)		$731,669,028

Alternative Investment Funds 5.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	962,995	$9,629,948
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares(a)	2,683,609	27,668,010
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	1,834,958	18,533,074
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	1,869,053	18,877,441
Columbia Flexible Capital Income Fund, Class I Shares(a)	702,273	8,637,960
Total Alternative Investment Funds (Cost: $80,879,374)		$83,346,433

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	35,412,638	$35,412,638
Total Money Market Funds (Cost: $35,412,638)		$35,412,638
Total Investments
(Cost: $1,419,504,130) (d)		$1,663,058,981(e)
Other Assets and Liabilities		2,538,960
Net Assets		$1,665,597,941

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2013

At October 31, 2013, cash totaling $2,944,500 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P MID 400 EMINI	198	USD	25,470,720	December 2013	1,082,575	—
S&P500 EMINI FUT	385	USD	33,706,750	December 2013	1,152,132	—
US 10YR NOTE	120	USD	15,283,126	December 2013	427,260	—
US LONG BOND(CBT)	40	USD	5,392,500	December 2013	164,295	—
Total					2,826,262	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	—	9,706,659	(38,180)	(45)	9,668,434	—	—	9,629,948
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	24,935,143	2,233,463	(67,694)	1,465	27,102,377	—	—	27,668,010
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	19,181,837	(610,302)	(2,234)	18,569,301	—	—	18,533,074
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	26,834,487	317,523	(8,744,639)	155,119	18,562,490	—	—	18,877,441
Columbia Acorn International, Class I Shares	5,571,949	68,340	(510,264)	102,715	5,232,740	—	—	6,419,789
Columbia Contrarian Core Fund, Class I Shares	66,287,264	13,944,817	(5,052,015)	504,479	75,684,545	—	—	111,095,786
Columbia Convertible Securities Fund, Class I Shares	37,164,165	795,019	(4,214,778)	538,735	34,283,141	—	256,707	41,562,120
Columbia Corporate Income Fund, Class I Shares	105,013,134	11,017,396	(469,301)	8,875	115,570,104	—	711,660	118,937,047
Columbia Diversified Bond Fund, Class I Shares	217,348,681	4,723,785	(222,072,466)	—	—	—	—	—
Columbia Dividend Income Fund, Class I Shares	41,761,782	940,794	(13,409,398)	2,885,772	32,178,950	—	218,783	41,649,184
Columbia Dividend Opportunity Fund, Class I Shares	29,050,913	706,775	(12,146,303)	5,570,984	23,182,369	—	257,841	33,552,290
Columbia Emerging Markets Bond Fund, Class I Shares	27,223,389	1,725,165	(206,732)	7,405	28,749,227	—	256,967	29,769,032
Columbia Emerging Markets Fund, Class I Shares	43,323,419	535,502	(14,036,377)	(1,095,375)	28,727,169	—	—	30,235,996
Columbia European Equity Fund, Class I Shares	61,659,902	118,380	(4,640,118)	1,197,736	58,335,900	—	—	80,681,635
Columbia Flexible Capital Income Fund, Class I Shares	7,145,124	238,741	(496,702)	89,608	6,976,771	—	79,789	8,637,960
Columbia Greater China Fund, Class I Shares	18,291,674	301,026	(19,624,649)	1,031,949	—	—	—	—
Columbia Income Opportunities Fund, Class I Shares	59,076,436	41,670,414	(352,182)	86,817	100,481,485	—	1,021,302	107,376,124
Columbia Inflation Protected Securities Fund, Class I Shares	22,356,202	936,405	(8,186,567)	326,609	15,432,649	—	38,299	14,430,777
Columbia Intermediate Bond Fund, Class I Shares	—	244,969,940	(869,228)	18,938	244,119,650	—	1,189,735	244,385,314
Columbia Large Cap Core Fund, Class I Shares	21,921,631	3,735,077	(903,338)	111,042	24,864,412	—	—	27,231,663

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Large Cap Growth Fund, Class I Shares	17,577,352	968	(2,952,957)	1,461,036	16,086,399	—	—	29,469,587
Columbia Large Core Quantitative Fund, Class I Shares	49,037,558	67,464	(3,682,328)	1,789,977	47,212,671	—	—	72,107,505
Columbia Large Growth Quantitative Fund, Class I Shares	43,387,039	68,965	(1,788,293)	28,939	41,696,650	—	—	55,236,742
Columbia Limited Duration Credit Fund, Class I Shares	44,047,161	3,965,538	(12,918,251)	967,109	36,061,557	—	244,999	36,341,990
Columbia Mid Cap Growth Fund, Class I Shares	61,674,204	41,732	(19,086,896)	2,325,749	44,954,789	—	—	58,778,671
Columbia Mid Cap Value Fund, Class I Shares	25,280,542	299,275	(4,409,192)	842,812	22,013,437	—	44,564	29,341,654
Columbia Mid Cap Value Opportunity Fund, Class I Shares	22,371,241	24,144	(6,582,027)	3,693,039	19,506,397	—	—	37,510,993
Columbia Pacific/Asia Fund, Class I Shares	57,007,991	1,053,418	(4,388,403)	179,139	53,852,145	—	—	65,328,203
Columbia Select Large Cap Growth Fund, Class I Shares	36,823,290	2	(7,752,686)	1,594,686	30,665,292	—	—	46,537,498
Columbia Select Large-Cap Value Fund, Class I Shares	26,120,578	35,671	(2,311,146)	763,528	24,608,631	—	—	36,944,231
Columbia Select Smaller-Cap Value Fund, Class I Shares	15,585,003	921	(4,082,724)	680,822	12,184,022	—	—	16,889,212
Columbia Short-Term Cash Fund	5,311,411	67,530,635	(37,429,408)	—	35,412,638	—	5,347	35,412,638
Columbia Small Cap Core Fund, Class I Shares	23,661,151	12,483	(4,505,568)	662,348	19,830,414	—	—	25,285,725
Columbia Small Cap Growth Fund I, Class I Shares	8,605,454	1	(1,634,107)	35,681	7,007,029	—	—	8,334,518
Columbia U.S. Government Mortgage Fund, Class I Shares	150,015,008	5,135,618	(14,846,322)	386,041	140,690,345	—	1,201,811	138,866,624
Total	1,401,470,278	436,103,893	(445,021,541)	26,951,500	1,419,504,130	—	5,527,804	1,663,058,981

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,419,504,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$246,455,000
Unrealized Depreciation	(2,900,000)
Net Unrealized Appreciation	$243,555,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	812,630,882	—	—	812,630,882
Fixed-Income Funds	731,669,028	—	—	731,669,028
Alternative Investment Funds	83,346,433	—	—	83,346,433
Money Market Funds	35,412,638	—	—	35,412,638
Total Mutual Funds	1,663,058,981	—	—	1,663,058,981
Investments in Securities	1,663,058,981	—	—	1,663,058,981
Derivatives
Assets
Futures Contracts	2,826,262	—	—	2,826,262
Total	1,665,885,243	—	—	1,665,885,243

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Income Builder Fund

October 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.2%
Convertible 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	2,037,504	$36,186,064
Dividend Income 20.4%
Columbia Dividend Income Fund, Class I Shares (a)	2,726,444	48,721,560
Columbia Dividend Opportunity Fund, Class I Shares (a)	11,923,074	124,357,661
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	3,416,869	72,232,606
Total		245,311,827
Real Estate 3.8%
Columbia Real Estate Equity Fund, Class I Shares (a)	3,084,196	45,676,944
U.S. Small Cap 5.0%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,078,192	60,217,057
Total Equity Funds (Cost: $333,103,080)		$387,391,892

Fixed-Income Funds 62.0%
Emerging Markets 13.9%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	14,459,036	$167,580,230
Floating Rate 6.0%
Columbia Floating Rate Fund, Class I Shares (a)	7,794,396	71,786,392
High Yield 12.0%
Columbia High Yield Bond Fund, Class I Shares (a)	48,280,501	144,358,697
Inflation Protected Securities 1.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,851,062	18,103,387

	Shares	Value

Fixed-Income Funds (continued)
International 2.0%
Columbia International Bond Fund, Class I Shares (a)	2,149,148	$23,834,047
Investment Grade 26.6%
Columbia Corporate Income Fund, Class I Shares (a)	7,322,271	75,492,617
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,475,988	44,983,680
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	35,497,818	194,173,065
Columbia U.S. Treasury Index Fund, Class I Shares (a)	543,502	6,076,346
Total		320,725,708
Total Fixed-Income Funds (Cost: $741,671,029)		$746,388,461

Alternative Investment Funds 5.6%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,591,394	$25,913,938
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,172,471	42,141,955
Total Alternative Investment Funds (Cost: $68,200,516)		$68,055,893

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.008%(a)(c)	651,821	$651,821
Total Money Market Funds (Cost: $651,821)		$651,821
Total Investments
(Cost: $1,143,626,446) (d)		$1,202,488,067(e)
Other Assets and Liabilities		1,456,401
Net Assets		$1,203,944,468

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	22,944,583	4,179,804	(766,410)	10,968	26,368,945	—	—	25,913,938
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	50,000,738	3,887,770	(12,233,728)	176,792	41,831,572	—	—	42,141,955
Columbia Commodity Strategy Fund, Class I Shares*	—	22,274,119	(19,869,119)	(2,405,000)	—	—	—	—
Columbia Convertible Securities Fund, Class I Shares	28,369,399	3,645,500	(500,000)	5,087	31,519,986	—	625,156	36,186,064

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	46,162,714	30,214,840	(14,736)	(30)	76,362,788	—	1,344,949	75,492,617
Columbia Dividend Income Fund, Class I Shares*	—	47,713,957	—	—	47,713,957	—	250,717	48,721,560
Columbia Dividend Opportunity Fund, Class I Shares	98,567,237	14,812,471	(11,750,000)	246,164	101,875,872	—	2,159,630	124,357,661
Columbia Emerging Markets Bond Fund, Class I Shares	40,682,299	128,527,872	—	—	169,210,171	—	4,064,713	167,580,230
Columbia Floating Rate Fund, Class I Shares	77,718,774	18,712,443	(33,047,909)	6,323,620	69,706,928	—	2,663,529	71,786,392
Columbia Global Dividend Opportunity Fund, Class I Shares*	—	69,373,485	—	—	69,373,485	—	662,584	72,232,606
Columbia High Yield Bond Fund, Class I Shares	84,126,842	58,195,964	(10,000,000)	1,751,969	134,074,775	—	5,010,679	144,358,697
Columbia Inflation Protected Securities Fund, Class I Shares	18,916,117	9,642,175	(9,315,795)	(186,279)	19,056,218	—	70,045	18,103,387
Columbia International Bond Fund, Class I Shares	18,350,660	6,162,774	—	—	24,513,434	—	160,265	23,834,047
Columbia Large Value Quantitative Fund, Class I Shares*	42,601,481	3,239,121	(54,752,455)	8,911,853	—	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	46,211,363	10,392,958	(11,547,909)	8,412	45,064,824	—	890,947	44,983,680
Columbia Money Market Fund, Class I Shares	497,416	154,406	—	(1)	651,821	—	44	651,821
Columbia Multi-Advisor International Equity Fund, Class I Shares*	22,582,665	9,086,918	(33,448,086)	1,778,503	—	—	—	—
Columbia Real Estate Equity Fund, Class I Shares	32,259,305	7,084,298	(10,700,000)	6,287,582	34,931,185	325,676	790,817	45,676,944
Columbia Small Cap Value Fund I, Class I Shares	48,599,737	6,000,791	(8,750,000)	1,838,067	47,688,595	—	—	60,217,057
Columbia U.S. Government Mortgage Fund, Class I Shares	202,427,760	32,279,897	(42,757,368)	5,460,773	197,411,062	—	3,795,249	194,173,065
Columbia U.S. Treasury Index Fund, Class I Shares	6,562,663	1,249,678	(1,500,000)	(41,513)	6,270,828	—	57,774	6,076,346
Total	887,581,753	486,831,241	(260,953,515)	30,166,967	1,143,626,446	325,676	22,547,098	1,202,488,067

* Issuer was not an affiliate for the entire period ended October 31, 2013.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2013.
(d)

At October 31, 2013, the cost of securities for federal income tax purposes was approximately $1,143,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$66,963,000
Unrealized Depreciation	(8,101,000)
Net Unrealized Appreciation	$58,862,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	387,391,892	—	—	387,391,892
Fixed-Income Funds	746,388,461	—	—	746,388,461
Alternative Investment Funds	68,055,893	—	—	68,055,893
Money Market Funds	651,821	—	—	651,821
Total Mutual Funds	1,202,488,067	—	—	1,202,488,067
Total	1,202,488,067	—	—	1,202,488,067

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 19, 2013